******************************* FORM N-Px REPORT *******************************

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                               FORM N-PX REPORT

                   ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY


                     Investment Company Act file number
                                   811-08824

                            INTEGRITY FUND OF FUNDS, INC.
              (Exact name of registrant as specified in charter)

                             1 North Main Street
                               Minot, ND  58703
                   (Address of principal executive offices)

                Registrant's Telephone Number, Including Area Code:
                               (701) 852-5292

                                  Brenda Sem
                             Integrity Mutual Funds
                               1 North Main Street
                                Minot, ND  58703
                     (Name and address of agent for service)

                       Date of fiscal year end: December 31

                Date of reporting period: July 1, 2004 - June 30, 2005


ITEM 1. PROXY VOTING RECORD

======================== INTEGRITY FUND OF FUNDS, INC. =========================


MAIRS AND POWER GROWTH FUND, INC.

Ticker:                      Security ID:  560636102
Meeting Date: JUL 12, 2004   Meeting Type: Special
Record Date:  MAY 17, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Norbert J. Conzemius       For       For        Management
1.2   Elect Director Charlton Dietz             For       For        Management
1.3   Elect Director William B. Frels           For       For        Management
1.4   Elect Director Charles M. Osborne         For       For        Management
1.5   Elect Director Edward C. Stringer         For       For        Management
2     Increase Authorized Common Stock          For       For        Management
3     Approve Investment Counsel Agreement      For       For        Management
4     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

MFS SERIES TRUST I

Ticker:       MTEIX          Security ID:  552983801
Meeting Date: MAR 23, 2005   Meeting Type: Special
Record Date:  JAN 18, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Lawrence H. Cohn, M.D.    For       For        Management
1.2   Elect  Director David H. Gunning          For       For        Management
1.3   Elect  Director William R. Gutow          For       For        Management
1.4   Elect  Director Michael Hegarty           For       For        Management
1.5   Elect  Director J. Atwood Ives            For       For        Management
1.6   Elect  Director Amy B. Lane               For       For        Management
1.7   Elect  Director Robert J. Manning         For       For        Management
1.8   Elect  Director Lawrence T. Perera        For       For        Management
1.9   Elect  Director Robert C. Pozen           For       For        Management
1.10  Elect  Director J. Dale Sherratt          For       For        Management
1.11  Elect  Director Laurie J. Thomsen         For       For        Management

========== END NPX REPORT
SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INTEGRITY FUND OF FUNDS, INC.
(Registrant)

By:	/s/ Brent Wheeler
        Brent Wheeler
        Treasurer

Date: 	August 25, 2005